Asset Sales, Impairments and Other Accruals (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unusual or Infrequent Item [Line Items]
Impairment of goodwill	$ 1,000
Williams Partners [Member]
Unusual or Infrequent Item [Line Items]
Involuntary conversion gains	(18)	(4)	(17)
Gains on sales of certain assets	(12)	(40)	(10)
Accrual of regulatory liability related to overcollection of certain employee expenses	10
Impairments of certain gathering and transportation assets	9		6
Exploration and Production [Member]
Unusual or Infrequent Item [Line Items]
Gain on sale of contractual right to an international production payment			(148)
Impairment of goodwill	1,003
Impairments of producing properties and acquired unproved reserves	678	15
Penalties from early release of drilling rigs		32
Midstream Canada & Olefins [Member]
Unusual or Infrequent Item [Line Items]
Gulf Liquids litigation contingency accrual reversal			$ (32)